Business Combination - Summary of Unaudited Pro Forma Result of Operations (Details) - Wupin Education - CNY (¥) ¥ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Business Acquisition [Line Items]
Pro forma net revenue	¥ 335,643	¥ 307,790
Pro forma net (loss)/income	¥ (1,470)	¥ 41,172